MAJOR CUSTOMERS	12 Months Ended
Dec. 31, 2012
MAJOR CUSTOMERS [Abstract]
MAJOR CUSTOMERS
22.	MAJOR CUSTOMERS

The Group primarily sells to customers located in China/Hong Kong.

The following table summarizes net revenues and accounts receivable for customers, which accounted for 10% or more of the Group's net revenues and accounts receivable:

	Net revenues
	Year ended December 31,
	2010	2011	2012

Customer A	N/A	14%	11%
Customer B	20%	12%	N/A
Customer C	10%	N/A	N/A
Customer D	15%	10%	N/A
Customer E	20%	17%	17%
Customer F	N/A	N/A	17%
Customer H	N/A	N/A	11%
	65%	53%	56%

	Accounts receivable
	At December 31,
	2011	2012

Customer C	16%	N/A
Customer D	19%	N/A
Customer E	11%	14%
Customer F	N/A	14%
Customer G	21%	22%
Customer H	N/A	13%
	67%	63%